Leases - Schedule of Non-Current Portion of the Lease Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,742,384
Less: Imputed Interest	(325,613)
Present Value of Lease Liabilities	1,416,771	$ 1,412,398
2027 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	273,511
2028 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	234,799
2029 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	197,101
2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	158,040
2031 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	177,000
Maturities after 2031 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 701,933